Annual Total Returns (Bar Chart) (Invesco Conservative Allocation Fund, Class S, Invesco Conservative Allocation Fund)	12 Months Ended
May 02, 2011
Invesco Conservative Allocation Fund | Class S, Invesco Conservative Allocation Fund
Annual Total Returns
'10	7.36%